Other Payables and Accruals	12 Months Ended
Jun. 30, 2023
Other Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS
12.	OTHER PAYABLES AND ACCRUALS

	30 June 2023	30 June 2022
	RM	RM
Other payables	195,181	157,213
Purchase of computer and equipments	-	8,200,000
Accruals	1,494,376	620,412
	1,689,557	8,977,625

(a)	Other payables and accruals are classified as financial liabilities measured at amortised cost.

(b)	The maturity profile of the other payables of the Group at the end of the reporting period based on contractual undiscounted repayment obligations is repayable on demand or within one (1) year.